UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		January 29, 2002

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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

					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Labs           Common  002824100   3286463   58950    500  58450None  None        0None   58950
Agilent Technologies ICommon  00846U101    214253    7515   1638   5877None  None      762None    6753
Allstate Corp.        Common  020002101   1167975   34658      0  34658None  None        0None   34658
American Home         Common  026609107   2577120   42000      0  42000None  None        0None   42000
Applera Celera GenomicCommon  038020202    453730   17000      0  17000None  None        0None   17000
Automatic Data ProcessCommon  053015103   1505484   25560      0  25560None  None        0None   25560
BP Amoco p.l.c.       ADS     055622104  15309278  329161   6874 322287None  None     3174None  325987
Berkshire Hathaway IncClass A 084670108    151200       2      0      2None  None        0None       2
Berkshire Hathaway IncClass B 084670207  12804275    5071    248   4823None  None       70None    5001
Buckeye Cellulose CorpCommon  11815H104    575000   50000      0  50000None  None        0None   50000
Coca Cola Co.         Common  191216100   4667143   98985   4100  94885None  None        0None   98985
Colgate-Palmolive Co. Common  194162103   5405400   93600    800  92800None  None        0None   93600
Dell Computer         Common  247025109   6987434  257080  20700 236380None  None     5000None  252080
Disney, (Walt) Co.    Common  254687106   6884469  332262  10500 321762None  None     2400None  329862
Exxon Corp.           Common  302290101  16252908  413560  11200 402360None  None     4800None  408760
General Electric Co.  Common  369604103  25711721  641510   5000 636510None  None        0None  641510
Gilead Sciences Inc.  Common  375558103    407464    6200      0   6200None  None        0None    6200
Grainger,  W.W. Inc.  Common  384802104   1440000   30000      0  30000None  None        0None   30000
Hewlett Packard Co.   Common  428236103   2332009  113535  12400 101135None  None     4000None  109535
Intel Corp.           Common  458140100  23325899  741682  23200 718482None  None     8000None  733682
International BusinessCommon  459200101   2260984   18692   2500  16192None  None     2000None   16692
JLG Industries Inc.   Common  466210101   1992349  187075  14400 172675None  None     4500None  182575
Johnson & Johnson     Common  478160104  37439850  633500  14100 619400None  None     6000None  627500
Leggett & Platt Inc.  Common  524660107  10919940  474780  25800 448980None  None     7400None  467380
Lowes Companies, Inc. Common  548661107   3095083   66690      0  66690None  None        0None   66690
Merck & Co. Inc.      Common  589331107  28125392  478323  10370 467953None  None     3000None  475323
Microsoft Corp.       Common  594918104  18596375  280700   2900 277800None  None        0None  280700
Midcap Spdr Trust SeriUnits B/595635103    324800    3500      0   3500None  None        0None    3500
Herman Miller Inc.    Common  600544100   7559370  319500  13900 305600None  None     4500None  315000
Molex Inc.            Common  608554101   6938804  224194   1757 222437None  None     1757None  222437
Molex Inc. Class A    Class A 608554200   8810239  325702  19551 306151None  None     4882None  320820
Morgan, (J. P.) & Co. Common  616880100    282440    7770      0   7770None  None        0None    7770
Motorola, Inc         Common  620076109   5032151  335030  17300 317730None  None     5400None  329630
Napro Biotherapeutics Common  630795102    399000   35000      0  35000None  None        0None   35000
Newell Co.            Common  651192106    719577   26100      0  26100None  None        0None   26100
Northern Trust Corp.  Common  665859104  13066536  216980  11400 205580None  None     4200None  212780
Old Second Bancorp    Common  680277100   2104397   53384      0  53384None  None        0None   53384
Pepsico, Inc          Common  713448108  14256432  292800   9000 283800None  None     3000None  289800
Qualcomm, Inc.        Common  747525103  10276750  203500   7300 196200None  None     2000None  201500
SBC Communications    Common  78387G103   2564891   65481   1579  63902None  None     1579None   63902
Schering- Plough, Inc.Common  806605101  16882123  471436   6900 464536None  None     3000None  468436
Schlumberger, Ltd.    Common  806857108   7314944  133120    700 132420None  None        0None  133120
State Street Corp.    Common  857119101  28943365  553940  17000 536940None  None     5200None  548740
Strattec Security CorpCommon  863111100    528750   15000      0  15000None  None        0None   15000
Sysco Corp.           Common  871829107  12137894  462925  23100 439825None  None     7000None  455925
Tellabs Inc           Common  879664100   2229264  149015  12000 137015None  None     3500None  145515
Tetra Tech Inc.       Common  88162G103    405666   20375      0  20375None  None        0None   20375
Thermo Electron Corp. Common  883556102   5686244  238317   8362 229955None  None     3375None  234942
Toll Brothers         Common  889478103    680450   15500      0  15500None  None        0None   15500
Transocean Sedco ForexCommon  893817106    316961    9372    135   9237None  None        0None    9372
Tricon Global Rest.   Common  895953107    258300    5250   1840   3410None  None      300None    4950
Tyco International LtdCommon  902124106   1590300   27000      0  27000None  None        0None   27000
Viasys Health Inc.    Common  92553Q209    706663   34966   1219  33747None  None      493None   34473
Walgreen Co.          Common  931422109  22917411  680850  23400 657450None  None     6600None  674250

COLUMN TOTALS                           406822918
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